[logo] M F S(R)                                               SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                         JANUARY 31, 2003


[graphic omitted]

                             MFS(R) GLOBAL VALUE FUND
                             (FORMERLY MFS(R) GLOBAL CONSERVATIVE EQUITY FUND) MFS(R) INTERNATIONAL CORE EQUITY FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) GLOBAL VALUE FUND
MFS(R) INTERNATIONAL CORE EQUITY FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

           NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS (1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55) Trustee,              ABBY M. O'NEILL (born 04/27/28) Trustee
Chairman                                                 Private investor; Rockefeller Financial Services,
Massachusetts Financial Services Company, Chairman       Inc. (investment advisers), Chairman and Chief
                                                         Executive Officer
JOHN W. BALLEN* (born 09/12/59) Trustee
Massachusetts Financial Services Company,                LAWRENCE T. PERERA (born 06/23/35) Trustee
President and Director                                   Hemenway & Barnes (attorneys), Partner

KEVIN J. PARKE* (born 12/14/59) Trustee                  WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chief          Private investor; Harvard University Graduate
Investment Officer, Executive Vice President and         School of Business Administration, Class of 1961
Director                                                 Adjunct Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38) Trustee
Surgery; Harvard Medical School, Professor of            Insight Resources, Inc. (acquisition planning
Surgery                                                  specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
WILLIAM R. GUTOW (born 09/27/41) Trustee                 General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director (until January 2002)
J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy            ELAINE R. SMITH (born 04/25/46) Trustee
related services), Director; Eastern Enterprises         Independent health care industry consultant
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)        WARD SMITH (born 09/13/30) Trustee
                                                         Private investor; Sundstrand Corporation
                                                         (manufacturer of highly engineered products for
                                                         industrial and aerospace applications), Director
                                                         (until June 1999)

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JOHN W. BALLEN (born 09/12/59) Trustee and               July 2002); Lexington Global Asset Managers, Inc.,
President                                                Executive Vice President and General Manager
Massachusetts Financial Services Company, Chief          (prior to September 2000)
Executive Officer and Director
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Massachusetts Financial Services Company, Vice
Secretary and Assistant Clerk                            President
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             JAMES O. YOST (born 06/12/60) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Vice President
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225- 2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.


INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGERS                                       individuals, call toll free: 1-800-637-6576 any
Steven R. Gorhamsd                                       business day from 9 a.m. to 5 p.m. Eastern time.
Barnaby Wienersd                                         (To use this service, your phone must be equipped
Marcus L. Smithsd                                        with a Telecommunications Device for the Deaf).

CUSTODIANS                                               For share prices, account balances, exchanges or
State Street Bank and Trust Company                      stock and bond outlooks, call toll free:
225 Franklin Street, Boston, MA 02110                    1-800-MFS-TALK (1-800-637-8255) anytime from a
                                                         touch-tone telephone.
JP Morgan Chase Bank
One Chase Manhattan Plaza                                WORLD WIDE WEB
New York, NY 10081                                       www.mfs.com

INVESTOR INFORMATION
For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).


+ MFS Investment Management

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o   data from investment applications and other forms

o   share balances and transactional history with us, our affiliates, or others

o   facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

PERFORMANCE SUMMARY

Currently, each fund offers Class A and/or Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gain distributions. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

MFS GLOBAL VALUE FUND(1)(2)

TOTAL RATES OF RETURN THROUGH JANUARY 31, 2003

CLASS A
                                                    6 Months    1 Year     Life*
--------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge        -5.17%   -10.38%   -21.36%
--------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge       --    -10.38%   -10.86%
--------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**     --    -15.54%   -13.35%
--------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, December 29, 2000, through January 31, 2003.
** Takes into account the maximum sales charge of 5.75%.

MFS INTERNATIONAL CORE EQUITY FUND(1)(2)(3)

TOTAL RATES OF RETURN THROUGH JANUARY 31, 2003

CLASS A
                                                    6 Months    1 Year     Life*
--------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge        -4.02%   - 6.87%   -21.32%
--------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge       --    - 6.87%   -10.84%
--------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**     --    -12.23%   -13.33%
--------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, December 29, 2000, through January 31, 2003.
** Takes into account the maximum sales charge of 5.75%.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of any dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

RISK CONSIDERATIONS

(1) Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rates, currency-exchange-rates, economic, and political conditions.

(2) The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.

(3) The portfolio may invest a substantial amount of its assets in issuers located in a single or limited number of countries, and is more susceptible to adverse economic, political or regulatory developments affecting those countries than is a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) - January 31, 2003

MFS GLOBAL VALUE FUND

Stocks - 97.1%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 51.8%
  Aerospace - 0.4%
    Northrop Grumman Corp.                                                                   50           $    4,571
--------------------------------------------------------------------------------------------------------------------
  Apparel & Textiles - 0.5%
    Nike, Inc., "B"                                                                         145           $    6,458
--------------------------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 4.4%
    Bank of America Corp.                                                                   275           $   19,264
    FleetBoston Financial Corp.                                                             380                9,922
    National City Corp.                                                                     230                6,394
    SunTrust Banks, Inc.                                                                    110                6,231
    Wachovia Corp.                                                                          315               11,331
                                                                                                          ----------
                                                                                                          $   53,142
--------------------------------------------------------------------------------------------------------------------
  Biotechnology - 0.2%
    Abbott Laboratories, Inc.                                                                40           $    1,525
    Guidant Corp.*                                                                           40                1,345
                                                                                                          ----------
                                                                                                          $    2,870
--------------------------------------------------------------------------------------------------------------------
  Business Services - 0.7%
    ARAMARK Corp.*                                                                          135           $    3,023
    Automatic Data Processing, Inc.                                                         175                6,067
                                                                                                          ----------
                                                                                                          $    9,090
--------------------------------------------------------------------------------------------------------------------
  Cellular Phones - 0.3%
    Motorola, Inc.                                                                          440           $    3,511
--------------------------------------------------------------------------------------------------------------------
  Chemicals - 1.6%
    Air Products & Chemicals, Inc.                                                          135           $    5,596
    Dow Chemical Co.                                                                        230                6,684
    PPG Industries, Inc.                                                                    145                7,080
                                                                                                          ----------
                                                                                                          $   19,360
--------------------------------------------------------------------------------------------------------------------
  Computer Hardware - Systems - 0.6%
    Intel Corp.                                                                             440           $    6,890
--------------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 1.0%
    Kimberly-Clark Corp.                                                                    115           $    5,327
    Procter & Gamble Co.                                                                     75                6,418
                                                                                                          ----------
                                                                                                          $   11,745
--------------------------------------------------------------------------------------------------------------------
  Containers - 0.3%
    Smurfit-Stone Container Corp.*                                                          220           $    3,106
--------------------------------------------------------------------------------------------------------------------
  Electronics - 0.2%
    Analog Devices, Inc.*                                                                    90           $    2,154
--------------------------------------------------------------------------------------------------------------------
  Energy - 1.3%
    ConocoPhillips, Inc.                                                                    160           $    7,711
    Energy East Corp.                                                                       335                6,606
    TXU Corp.                                                                               100                1,835
                                                                                                          ----------
                                                                                                          $   16,152
--------------------------------------------------------------------------------------------------------------------
  Entertainment - 1.6%
    Viacom, Inc., "B"*                                                                      320           $   12,336
    Walt Disney Co.                                                                         370                6,475
                                                                                                          ----------
                                                                                                          $   18,811
--------------------------------------------------------------------------------------------------------------------
  Financial Institutions - 7.3%
    Citigroup, Inc.                                                                         885           $   30,426
    Federal Home Loan Mortgage Corp.                                                        292               16,346
    Federal National Mortgage Assn.                                                         168               10,870
    Goldman Sachs Group, Inc.                                                               190               12,939
    Mellon Financial Corp.                                                                  480               10,978
    Merrill Lynch & Co., Inc.                                                               165                5,778
                                                                                                          ----------
                                                                                                          $   87,337
--------------------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 3.5%
    Archer-Daniels-Midland Co.                                                            1,050           $   12,652
    Del Monte Foods Co.*                                                                     89                  745
    H.J. Heinz Co.                                                                          200                6,462
    Kellogg Co.                                                                             475               15,865
    PepsiCo, Inc.                                                                           145                5,870
                                                                                                          ----------
                                                                                                          $   41,594
--------------------------------------------------------------------------------------------------------------------
  Forest & Paper Products - 0.7%
    International Paper Co.                                                                 225           $    8,032
--------------------------------------------------------------------------------------------------------------------
  Industrial - 0.2%
    Pall Corp.                                                                              200           $    3,102
--------------------------------------------------------------------------------------------------------------------
  Industrial Gases - 0.5%
    Praxair, Inc.                                                                           121           $    6,599
--------------------------------------------------------------------------------------------------------------------
  Insurance - 4.3%
    AFLAC, Inc.                                                                             285           $    9,231
    Allstate Corp.                                                                           95                3,343
    Arthur J. Gallagher & Co.                                                               490               12,373
    Chubb Corp.                                                                             100                2,475
    Hartford Financial Services Group, Inc.                                                 140                5,835
    MetLife, Inc.                                                                           430               11,511
    St. Paul Cos., Inc.                                                                     210                6,854
                                                                                                          ----------
                                                                                                          $   51,622
--------------------------------------------------------------------------------------------------------------------
  Machinery - 2.1%
    Caterpillar, Inc.                                                                       155           $    6,817
    Deere & Co.                                                                             440               18,568
                                                                                                          ----------
                                                                                                          $   25,385
--------------------------------------------------------------------------------------------------------------------
  Medical & Health Products - 3.2%
    Eli Lilly & Co.                                                                         105           $    6,325
    Johnson & Johnson Co.                                                                   140                7,505
    Merck & Co., Inc.                                                                       130                7,201
    Pfizer, Inc.                                                                            570               17,305
                                                                                                          ----------
                                                                                                          $   38,336
--------------------------------------------------------------------------------------------------------------------
  Medical & Health Technology Services - 0.7%
    IMS Health, Inc.                                                                        310           $    5,223
    Lincare Holdings, Inc.*                                                                 125                3,568
                                                                                                          ----------
                                                                                                          $    8,791
--------------------------------------------------------------------------------------------------------------------
  Metals & Minerals - 1.4%
    Alcoa, Inc.                                                                             510           $   10,083
    Phelps Dodge Corp.                                                                      200                6,910
                                                                                                          ----------
                                                                                                          $   16,993
--------------------------------------------------------------------------------------------------------------------
  Oils - 2.9%
    Devon Energy Corp.                                                                      140           $    6,342
    Exxon Mobil Corp.                                                                       720               24,588
    Unocal Corp.                                                                            160                4,456
                                                                                                          ----------
                                                                                                          $   35,386
--------------------------------------------------------------------------------------------------------------------
  Photographic Products - 0.3%
    Eastman Kodak Co.                                                                       120           $    3,636
--------------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 1.6%
    Gannett Co., Inc.                                                                       175           $   12,715
    Tribune Co.                                                                             130                6,292
                                                                                                          ----------
                                                                                                          $   19,007
--------------------------------------------------------------------------------------------------------------------
  Retail - 0.3%
    Home Depot, Inc.                                                                        150           $    3,135
--------------------------------------------------------------------------------------------------------------------
  Special Products & Services - 0.7%
    3M Co.                                                                                   65           $    8,096
--------------------------------------------------------------------------------------------------------------------
  Supermarkets - 0.9%
    Kroger Co.*                                                                             420           $    6,338
    Safeway, Inc.*                                                                          200                4,740
                                                                                                          ----------
                                                                                                          $   11,078
--------------------------------------------------------------------------------------------------------------------
  Telecommunications - 3.9%
    AT&T Corp.                                                                              644           $   12,545
    BellSouth Corp.                                                                         735               16,743
    SBC Communications, Inc.                                                                400                9,776
    Verizon Communications, Inc.                                                            200                7,656
                                                                                                          ----------
                                                                                                          $   46,720
--------------------------------------------------------------------------------------------------------------------
  Tobacco - 2.0%
    Altria Group Inc.                                                                       630           $   23,858
--------------------------------------------------------------------------------------------------------------------
  Utilities - Electric - 1.7%
    FPL Group, Inc.                                                                         155           $    9,050
    Keyspan Corp.                                                                           100                3,400
    NSTAR Co.                                                                               140                5,880
    PPL Corp.                                                                                60                2,100
                                                                                                          ----------
                                                                                                          $   20,430
--------------------------------------------------------------------------------------------------------------------
  Utilities - Gas - 0.5%
    National Fuel Gas Co.                                                                   270           $    5,557
--------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                         $  622,554
--------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 45.3%
  Australia - 1.2%
    Australia & New Zealand Banking Group Ltd. (Banks & Credit Cos.)*                       300           $    3,031
    QBE Insurance Group Ltd. (Insurance)                                                  1,566                7,103
    TABCORP Holdings Ltd. (Gaming)                                                          640                3,769
                                                                                                          ----------
                                                                                                          $   13,903
--------------------------------------------------------------------------------------------------------------------
  Austria - 0.4%
    Erste Bank der Oesterreichischen Sparkassen AG (Banks & Credit Cos.)                     70           $    4,690
--------------------------------------------------------------------------------------------------------------------
  Bermuda - 0.2%
    Accenture Ltd. (Business Services)*                                                     145           $    2,400
--------------------------------------------------------------------------------------------------------------------
  Canada - 2.1%
    Alcan, Inc. (Metals)                                                                    200           $    5,660
    Canadian National Railway Co. (Railroads)                                               325               13,309
    Encana Corp. (Gas)                                                                      190                5,945
                                                                                                          ----------
                                                                                                          $   24,914
--------------------------------------------------------------------------------------------------------------------
  Denmark - 1.1%
    Danske Bank (Banks & Credit Cos.)                                                       795           $   12,923
--------------------------------------------------------------------------------------------------------------------
  Finland - 0.3%
    Upm Kymmene Oy (Forest & Paper Products)                                                150           $    4,212
--------------------------------------------------------------------------------------------------------------------
  France - 3.6%
    Aventis S.A. (Pharmaceuticals)                                                          210           $   10,661
    Sanofi-Synthelabo S.A. (Medical & Health Products)                                      165                8,620
    Schneider Electric S.A. (Machinery - Electric)                                           68                2,969
    Total Fina Elf S.A., ADR (Oils)                                                         301               20,441
                                                                                                          ----------
                                                                                                          $   42,691
--------------------------------------------------------------------------------------------------------------------
  Germany - 2.4%
    Bayerische Motoren Werke AG (Automotive)                                                430           $   12,587
    Fresenius AG (Medical & Health Products)                                                 35                1,523
    Linde AG (Industrial Gases)                                                             235                7,638
    Schering AG (Pharmaceuticals)                                                           180                7,186
                                                                                                          ----------
                                                                                                          $   28,934
--------------------------------------------------------------------------------------------------------------------
  Ireland - 1.0%
    Bank of Ireland (Banks & Credit Cos.)                                                   760           $    7,753
    Irish Life & Permanent PLC (Financial Institutions)                                     350                3,833
                                                                                                          ----------
                                                                                                          $   11,586
--------------------------------------------------------------------------------------------------------------------
  Italy - 0.8%
    Snam Rete Gas S.p.A. (Gas)*                                                           3,000           $   10,244
--------------------------------------------------------------------------------------------------------------------
  Japan - 5.6%
    Brother Industries Ltd. (Electronics)                                                 1,000           $    6,170
    Canon, Inc. (Business Machines)                                                         260                9,204
    Honda Motor Co., Ltd. (Automotive)                                                      300                9,981
    Nippon Telegraph & Telephone Co. (Utilities - Telephone)                                  3               10,056
    Nissin Food Products Co., Ltd. (Food & Beverage Products)                               200                3,902
    Shiseido Co., Ltd. (Consumer Products)                                                1,000               11,924
    Tokyo Gas Co., Ltd. (Utilities - Gas)                                                 3,000                8,830
    Toyota Motor Corp. (Automotive)                                                         300                7,142
                                                                                                          ----------
                                                                                                          $   67,209
--------------------------------------------------------------------------------------------------------------------
  Netherlands - 1.9%
    Akzo Nobel N.V. (Chemicals)                                                             205           $    5,382
    Euronext N.V. (Financial Services)                                                      310                6,128
    Fugro N.V. (Engineering - Construction)*                                                120                5,013
    VNU N.V. (Advertising & Broadcasting)                                                   257                6,698
                                                                                                          ----------
                                                                                                          $   23,221
--------------------------------------------------------------------------------------------------------------------
  New Zealand - 0.2%
    Telecom Corporation of New Zealand Ltd. (Telecommunications)                            830           $    1,991
--------------------------------------------------------------------------------------------------------------------
  South Korea - 0.3%
    KT & G Corp. (Tobacco)##                                                                480           $    3,402
--------------------------------------------------------------------------------------------------------------------
  Spain - 3.2%
    Altadis S.A. (Tobacco)                                                                  610           $   13,932
    Gas Natural SDG S.A. (Utilities - Gas)                                                  200                3,956
    Iberdrola S.A. (Utilities - Electric)                                                   640                9,395
    Telefonica S.A. (Telecommunications)                                                  1,166               11,243
                                                                                                          ----------
                                                                                                          $   38,526
--------------------------------------------------------------------------------------------------------------------
  Switzerland - 5.7%
    Converium Holding AG (Insurance)                                                         85           $    3,934
    Credit Suisse Group (Banks & Credit Cos.)*                                              210                4,507
    Nestle S.A. (Food & Beverage Products)                                                   60               12,460
    Novartis AG (Medical & Health Products)                                                 335               12,248
    Syngenta AG (Chemicals)                                                                 410               24,733
    Synthes-Stratec, Inc. (Medical & Health Products)                                         8                4,381
    UBS AG (Financial Services)                                                             147                6,347
                                                                                                          ----------
                                                                                                          $   68,610
--------------------------------------------------------------------------------------------------------------------
  United Kingdom - 15.3%
    AstraZeneca Group PLC (Medical & Health Products)                                       260           $    8,788
    BP Amoco PLC, ADR (Oils)                                                                780               30,428
    BT Group PLC (Telecommunications)                                                     3,300                9,417
    Cadbury Schweppes PLC (Food & Beverage Products)                                      1,100                5,988
    Diageo PLC (Food & Beverage Products)                                                 1,994               20,366
    Imperial Tobacco Group PLC (Tobacco)                                                    200                3,056
    Lloyds TSB Group PLC (Banks & Credit Cos.)                                              670                4,176
    National Grid Group PLC (Utilities - Electric)                                        1,420                9,272
    Reckitt Benckiser PLC (Consumer Goods & Services)                                       605               10,498
    Reed Elsevier PLC (Publishing)                                                        3,060               23,755
    Rio Tinto Group Ltd. (Metals & Mining)                                                  500                9,144
    Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*                                 658               14,491
    Unilever PLC (Consumer Goods & Services)                                              1,850               16,096
    Vodafone Group PLC (Telecommunications)                                               5,150                9,232
    Willis Group Holdings Ltd. (Insurance)                                                  105                2,735
    WPP Group PLC (Advertising)                                                             970                6,796
                                                                                                          ----------
                                                                                                          $  184,238
--------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                      $  543,694
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,260,487)                                                                $1,166,248
--------------------------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.5%
--------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 0.5%
    General Motors Corp., 5.25%, 2032 (Automotive)                                          150           $    3,563
    Motorola, Inc., 7%, 2004 (Telecommunications)                                           100                3,055
--------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $8,490)                                              $    6,618
--------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.5%
--------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL AMOUNT
                                                                                  (000 OMITTED)
--------------------------------------------------------------------------------------------------------------------
    Merrill Lynch & Co., dated 1/31/03, due 2/03/03, total to be received
      $30,003 (secured by various U.S. Treasury and Federal Agency
      obligations in a jointly traded account), at Cost                                  $   30           $   30,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,298,977)                                                           $1,202,866

Other Assets, Less Liabilities - (0.1)%                                                                       (1,525)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                       $1,201,341
--------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.


PORTFOLIO OF INVESTMENTS (Unaudited) - January 31, 2003

MFS INTERNATIONAL CORE EQUITY FUND

Stocks - 97.3%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 97.3%
  Australia - 3.4%
    News Corp., Ltd. (Media)                                                              3,908           $   25,878
    QBE Insurance Group Ltd. (Insurance)                                                  2,117                9,602
    TABCORP Holdings Ltd. (Gaming)                                                        1,100                6,478
                                                                                                          ----------
                                                                                                          $   41,958
--------------------------------------------------------------------------------------------------------------------
  Bermuda - 1.3%
    Ace Ltd. (Insurance)                                                                    330           $    9,719
    XL Capital Ltd. (Insurance)                                                              85                6,380
                                                                                                          ----------
                                                                                                          $   16,099
--------------------------------------------------------------------------------------------------------------------
  Canada - 3.9%
    Alcan, Inc. (Metals)                                                                    320           $    9,056
    Canadian Natural Resources Ltd. (Oil Services)                                          300                9,329
    Encana Corp. (Gas)                                                                      255                7,979
    Quebecor World, Inc. (Publishing)                                                       895               21,152
                                                                                                          ----------
                                                                                                          $   47,516
--------------------------------------------------------------------------------------------------------------------
  China - 0.7%
    Huaneng Power International, Inc. (Energy)                                           10,000           $    8,205
--------------------------------------------------------------------------------------------------------------------
  France - 13.7%
    Aventis S.A. (Pharmaceuticals)                                                          634           $   32,188
    Cap Gemini S.A. (Computer Services)                                                     230                6,206
    Carrefour Supermarche S.A. (Supermarket)                                                580               23,044
    L'Air Liquide S.A. (Gas)                                                                206               25,814
    Sanofi-Synthelabo S.A. (Medical & Health Products)                                      391               20,426
    Schneider Electric S.A. (Machinery - Electric)                                          290               12,662
    STMicroelectronics N.V. (Electronics)                                                   650               11,705
    Total Fina Elf S.A., "B" (Oils)                                                         258               34,796
                                                                                                          ----------
                                                                                                          $  166,841
--------------------------------------------------------------------------------------------------------------------
  Germany - 3.8%
    Bayerische Motoren Werke AG (Automotive)                                                595           $   17,417
    Linde AG (Industrial Gases)                                                             400               13,002
    Porsche AG (Automotive)                                                                  38               15,301
                                                                                                          ----------
                                                                                                          $   45,720
--------------------------------------------------------------------------------------------------------------------
  Hong Kong - 1.4%
    Esprit Holdings Ltd. (Retail)                                                         3,000           $    5,654
    SmarTone Telecommunications Holdings Ltd. (Telecommunications)                       10,000               11,154
                                                                                                          ----------
                                                                                                          $   16,808
--------------------------------------------------------------------------------------------------------------------
  Ireland - 0.9%
    Bank of Ireland (Banks & Credit Cos.)                                                 1,125           $   11,476
--------------------------------------------------------------------------------------------------------------------
  Israel - 0.5%
    Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)                                   160           $    5,624
--------------------------------------------------------------------------------------------------------------------
  Italy - 1.6%
    Snam Rete Gas S.p.A. (Gas)*                                                           3,100           $   10,586
    Telecom Italia Mobile S.p.A. (Telecommunications)                                     2,100                9,448
                                                                                                          ----------
                                                                                                          $   20,034
--------------------------------------------------------------------------------------------------------------------
  Japan - 16.8%
    Brother Industries, Ltd. (Electronics)                                                3,000           $   18,511
    Canon, Inc., ADR (Business Machines)                                                    550               19,470
    Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                                     1,200               11,096
    Credit Saison Co., Ltd. (Banks & Credit Cos.)                                           900               15,001
    Eisai Co., Ltd. (Medical & Health Products)                                             700               13,950
    Honda Motor Co., Ltd., ADR (Automotive)                                                 990               16,533
    Nippon Electric Glass Co., Ltd. (Manufacturing)                                       1,000                9,505
    Nissan Motor Co., Ltd., ADR (Automotive)                                                790               12,087
    Promise Co., Ltd. (Banks & Credit Cos.)                                                 400               12,574
    Shiseido Co., Ltd., ADR (Consumer Products)                                             605                7,213
    Shiseido Co., Ltd. (Consumer Products)                                                1,000               11,924
    Sompo Japan Insurance, Inc., (Insurance)                                              1,000                5,395
    Sony Corp., ADR (Electronics)                                                           225                8,989
    Stanley Electric Co., Ltd. (Electronics)                                              1,000               11,799
    Tokyo Broadcasting System, Inc. (Broadcasting)                                        1,300               16,021
    Tokyo Gas Co., Ltd. (Utilities - Gas)                                                 5,000               14,717
                                                                                                          ----------
                                                                                                          $  204,785
--------------------------------------------------------------------------------------------------------------------
  Mexico - 0.7%
    America Movil S.A. de C.V., ADR (Telecommunications)                                    450           $    6,340
    Coca-Cola Femsa S.A. de C.V., ADR (Food & Beverage Products)                            100                1,829
    Wal-Mart de Mexico S.A. de C.V. (Retail)                                                 57                  114
                                                                                                          ----------
                                                                                                          $    8,283
--------------------------------------------------------------------------------------------------------------------
  Netherlands - 4.8%
    Reed Elsevier N.V. (Publishing)                                                       3,400           $   37,312
    Unilever N.V. (Consumer Goods & Services)                                                60                3,370
    VNU N.V. (Advertising & Broadcasting)                                                   665               17,331
                                                                                                          ----------
                                                                                                          $   58,013
--------------------------------------------------------------------------------------------------------------------
  Singapore - 1.0%
    Haw Par Corp., Ltd. (Conglomerate)                                                       40            $      79
    United Overseas Bank Ltd. (Banks & Credit Cos.)                                       2,000               12,074
                                                                                                          ----------
                                                                                                          $   12,153
--------------------------------------------------------------------------------------------------------------------
  South Korea - 0.6%
    Koram Bank (Banks & Credit Cos.)                                                      1,070           $    7,474
--------------------------------------------------------------------------------------------------------------------
  Spain - 5.4%
    Gas Natural SDG, S.A. (Utilities - Gas)                                                 925           $   18,296
    Iberdrola S.A. (Utilities - Electric)                                                 1,925               28,257
    Telefonica S.A. (Telecommunications)                                                  2,012               19,401
                                                                                                          ----------
                                                                                                          $   65,954
--------------------------------------------------------------------------------------------------------------------
  Switzerland - 11.5%
    Nestle S.A. (Food & Beverage Products)                                                   48           $    9,968
    Novartis AG (Medical & Health Products)                                                 750               27,420
    Straumann AG (Medical & Health Products)                                                140               10,135
    Syngenta AG (Chemicals)                                                                 836               50,432
    Synthes-Stratec, Inc. (Medical & Health Products)                                        33               18,073
    UBS AG (Financial Services)                                                             554               23,920
                                                                                                          ----------
                                                                                                          $  139,948
--------------------------------------------------------------------------------------------------------------------
  United Kingdom - 25.3%
    AstraZeneca PLC (Medical & Health Products)                                             220           $    7,436
    Barclays PLC (Banks & Credit Cos.)                                                    1,100                6,337
    BHP Billiton PLC (Metals & Mining)                                                    3,100               14,480
    BOC Group PLC (Chemicals)                                                             1,850               23,961
    BP PLC (Oils)                                                                         3,324               20,884
    British Sky Broadcasting Group PLC (Broadcasting)                                     1,820               17,735
    Diageo PLC (Food & Beverage Products)                                                 4,133               42,213
    GlaxoSmithKline PLC (Medical & Health Products)                                         713               13,415
    Lloyds TSB Group PLC (Banks & Credit Cos.)                                            1,100                6,857
    Marks & Spencer Group PLC (Retail)                                                    2,300               11,254
    NEXT PLC (Retail)                                                                     1,250               15,625
    Reckitt Benckiser PLC (Consumer Goods & Services)                                       880               15,269
    Royal Bank of Scotland PLC (Banks & Credit Cos.)*                                     1,318               29,026
    Smith & Nephew PLC (Medical & Health Products)                                        3,450               19,633
    Unilever PLC (Consumer Goods & Services)                                              4,025               35,019
    Vodafone Group PLC (Telecommunications)                                              13,001               23,307
    William Hill PLC (Gaming)                                                             1,400                4,743
                                                                                                          ----------
                                                                                                          $  307,194
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,245,558)                                                                $1,184,085
--------------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.9%
--------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL AMOUNT
                                                                                  (000 OMITTED)
--------------------------------------------------------------------------------------------------------------------
    General Electric Capital Corp., due 2/03/03                                         $    23           $   22,999
    UBS Finance, Inc., due 2/03/03                                                           24               23,998
--------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                           $   46,997
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,292,555)                                                           $1,231,082

Other Assets, Less Liabilities - (1.2)%                                                                      (14,885)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                       $1,216,197
--------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio footnotes:
 * Non-income producing security.
## SEC Rule 144A restriction.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                MFS GLOBAL          MFS INTERNATIONAL
JANUARY 31, 2003                                                                VALUE FUND           CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,298,977 and $1,292,555,
    respectively)                                                               $1,202,866                 $1,231,082
  Cash                                                                                  48                        577
  Foreign currency, at value (identified cost, $0 and $440, respectively)             --                          445
  Receivable for investments sold                                                   12,749                      6,098
  Interest and dividends receivable                                                  2,723                      1,799
                                                                                ----------                 ----------
    Total assets                                                                $1,218,386                 $1,240,001
                                                                                ----------                 ----------
Liabilities:
  Payable for investments purchased                                             $   17,004                 $   23,762
  Payable to affiliates -
    Management fee                                                                      32                         33
    Reimbursement fee                                                                    9                          9
                                                                                ----------                 ----------
    Total liabilities                                                           $   17,045                 $   23,804
                                                                                ----------                 ----------
Net assets                                                                      $1,201,341                 $1,216,197
                                                                                ----------                 ----------
Net assets consist of:
  Paid-in capital                                                               $1,543,764                 $1,549,032
  Unrealized depreciation on investments and translation of assets and
    liabilities in foreign currencies                                              (95,994)                   (61,288)
  Accumulated net realized loss on investments and foreign currency
    transactions                                                                  (246,322)                  (271,081)
  Accumulated distributions in excess of net investment income (loss)                 (107)                      (466)
                                                                                ----------                 ----------
    Total                                                                       $1,201,341                 $1,216,197
                                                                                ----------                 ----------
Shares of beneficial interest outstanding:
  Class A                                                                          154,964                    155,541
                                                                                ----------                 ----------
Net assets:
  Class A                                                                       $1,201,341                 $1,216,197
                                                                                ----------                 ----------
Class A shares:
  Net asset value per share
   (net assets / shares of beneficial interest outstanding)                     $     7.75                 $     7.82
                                                                                ----------                 ----------
  Offering price per share (100 / 94.25 of net asset value per share)           $     8.22                 $     8.30
                                                                                ----------                 ----------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Operations (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                 MFS GLOBAL         MFS INTERNATIONAL
SIX MONTHS ENDED JANUARY 31, 2003                                                VALUE FUND          CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                                      $ 12,849                  $  8,446
    Interest                                                                            370                       411
    Foreign taxes withheld                                                             (513)                     (997)
                                                                                   --------                  --------
      Total investment income                                                      $ 12,706                  $  7,860
                                                                                   --------                  --------
  Expenses -
    Management fee                                                                 $  6,279                  $  6,341
    Shareholder servicing agent fee                                                     628                       634
    Distribution and service fee (Class A)                                            2,197                     2,232
    Administrative fee                                                                   19                        18
    Custodian fee                                                                     1,470                     2,757
    Printing                                                                          8,382                     9,316
    Auditing fees                                                                    11,611                    10,861
    Legal fees                                                                          133                        32
    Miscellaneous                                                                       277                     2,379
                                                                                   --------                  --------
      Total expenses                                                               $ 30,996                  $ 34,570
    Fees paid indirectly                                                                (34)                      (31)
    Reduction of expenses by investment adviser and distributor                     (23,113)                  (26,612)
                                                                                   --------                  --------
      Net expenses                                                                 $  7,849                  $  7,927
                                                                                   --------                  --------
        Net investment income (loss)                                               $  4,857                  $    (67)
                                                                                   --------                  --------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                                        $(64,667)                 $(79,516)
    Foreign currency transactions                                                       (64)                     (192)
                                                                                   --------                  --------
      Net realized loss on investments and foreign currency transactions           $(64,731)                 $(79,708)
                                                                                   --------                  --------
  Change in unrealized appreciation (depreciation) -
    Investments                                                                    $ (5,891)                 $ 28,323
    Translation of assets and liabilities in foreign currencies                          36                       175
                                                                                   --------                  --------
      Net unrealized gain (loss) on investments and foreign currency
        translation                                                                $ (5,855)                 $ 28,498
                                                                                   --------                  --------
        Net realized and unrealized loss on investments and foreign currency       $(70,586)                 $(51,210)
                                                                                   --------                  --------
          Decrease in net assets from operations                                   $(65,729)                 $(51,277)
                                                                                   --------                  --------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED                YEAR ENDED
                                                                           JANUARY 31, 2003             JULY 31, 2002
MFS GLOBAL VALUE FUND                                                           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                          $    4,857                $    9,809
  Net realized loss on investments and foreign currency transactions                (64,731)                 (125,120)
  Net unrealized loss on investments and foreign currency translation                (5,855)                  (28,572)
                                                                                 ----------                ----------
      Decrease in net assets from operations                                     $  (65,729)               $ (143,883)
                                                                                 ----------                ----------
Distributions declared to shareholders from net investment income (Class A)      $  (11,820)               $   (6,751)
                                                                                 ----------                ----------
Net increase in net assets from fund share transactions                          $   11,818                $   31,746
                                                                                 ----------                ----------
      Total decrease in net assets                                               $  (65,731)               $ (118,888)
Net assets:
  At beginning of period                                                         $1,267,072                $1,385,960
                                                                                 ----------                ----------
  At end of period                                                               $1,201,341                $1,267,072
                                                                                 ----------                ----------
Accumulated undistributed (distributions in excess of) net investment
  income included in net assets at end of period                                 $     (107)               $    6,856
                                                                                 ----------                ----------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets - continued
---------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED                YEAR ENDED
                                                                           JANUARY 31, 2003             JULY 31, 2002
MFS INTERNATIONAL CORE EQUITY FUND                                              (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                                                   $      (67)               $    4,284
  Net realized loss on investments and foreign currency transactions                (79,708)                 (134,379)
  Net unrealized gain on investments and foreign currency translation                28,498                    13,621
                                                                                 ----------                ----------
      Decrease in net assets from operations                                     $  (51,277)               $ (116,474)
                                                                                 ----------                ----------
Distributions declared to shareholders from net investment income (Class A)      $   (4,939)               $   (2,835)
                                                                                 ----------                ----------
Net increase in net assets from fund share transactions                          $    3,792                $   26,940
                                                                                 ----------                ----------
      Total decrease in net assets                                               $  (52,424)               $  (92,369)
Net assets:
  At beginning of period                                                         $1,268,621                $1,360,990
                                                                                 ----------                ----------
  At end of period                                                               $1,216,197                $1,268,621
                                                                                 ----------                ----------
  Accumulated undistributed net investment income (accumulated net
    investment loss) included in net assets at end of period                     $     (466)               $    4,540
                                                                                 ----------                ----------
See notes to financial statements.

FINANCIAL STATEMENTS

Financial Highlights
---------------------------------------------------------------------------------------------------------------------------
                                                                                      MFS GLOBAL VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED           YEAR ENDED       PERIOD ENDED
                                                                   JANUARY 31, 2003        JULY 31, 2002   JULY 31, 2001(2)
                                                                        (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                            CLASS A
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                        $ 8.25               $ 9.24             $10.00
                                                                             ------               ------             ------
Income (loss) from investment operations(5) -
  Net investment income(1)                                                   $ 0.03               $ 0.06             $ 0.04
  Net realized and unrealized loss on investments and foreign
    currency                                                                  (0.45)               (1.00)             (0.80)
                                                                             ------               ------             ------
      Total from investment operations                                       $(0.42)              $(0.94)            $(0.76)
                                                                             ------               ------             ------
Less distributions declared to shareholders from net investment
  income                                                                     $(0.08)              $(0.05)            $  --
                                                                             ------               ------             ------
Net asset value - end of period                                              $ 7.75               $ 8.25             $ 9.24
                                                                             ------               ------             ------
Total return(7)                                                               (5.17)%(4)          (10.26)%            (7.60)%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(6)                                                                  1.26%(3)             1.27%              1.29%(3)
  Net investment income                                                        0.77%(3)             0.73%              0.66%(3)
Portfolio turnover                                                               29%                  87%                75%
Net assets at end of period (000 Omitted)                                    $1,201               $1,267             $1,386

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the distributor voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:

      Net investment loss                                                    $(0.11)              $(0.19)            $(0.11)
      Ratios (to average net assets):
        Expenses(6)                                                            4.69%(3)             4.15%              3.95%(3)
        Net investment loss                                                   (2.66)%(3)           (2.15)%            (2.00)%(3)

(2) For the period from the commencement of the fund's investment operations, December 29, 2000, through July 31, 2001.
(3) Annualized.
(4) Not annualized.
(5) Per share data are based on average shares outstanding.
(6) Ratios do not reflect reductions from certain expense offset arrangements.
(7) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights - continued
---------------------------------------------------------------------------------------------------------------------------
                                                                                MFS INTERNATIONAL CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED           YEAR ENDED       PERIOD ENDED
                                                                   JANUARY 31, 2003        JULY 31, 2002   JULY 31, 2001(2)
                                                                        (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                            CLASS A
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                        $ 8.18               $ 8.96             $10.00
                                                                             ------               ------             ------
Income (loss) from investment operations(5) -
  Net investment income (loss)(1)                                            $(0.00)(8)           $ 0.03             $ 0.04
  Net realized and unrealized loss on investments and
    foreign currency transactions                                             (0.33)               (0.79)             (1.08)
                                                                             ------               ------             ------
      Total from investment operations                                       $(0.33)              $(0.76)            $(1.04)
                                                                             ------               ------             ------
Less distributions declared to shareholders from net investment
  income                                                                     $(0.03)              $(0.02)            $  --
                                                                             ------               ------             ------
Net asset value - end of period                                              $ 7.82               $ 8.18             $ 8.96
                                                                             ------               ------             ------
Total return(7)                                                               (4.02)%(4)           (8.51)%           (10.40)%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(6)                                                                  1.26%(3)             1.27%              1.33%(3)
  Net investment income (loss)                                                (0.01)%(3)            0.32%              0.80%(3)
Portfolio turnover                                                               40%                 121%                72%
Net assets at end of period (000 Omitted)                                    $1,216               $1,269             $1,361


(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the distributor voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

      Net investment loss                                                    $(0.17)              $(0.29)            $(0.14)
      Ratios (to average net assets):
        Expenses(6)                                                            5.51%(3)             4.97%              4.75%(3)
        Net investment loss                                                   (4.26)%(3)           (3.38)%            (2.62)%(3)

(2) For the period from the commencement of the fund's investment operations, December 29, 2000, through July 31, 2001.
(3) Annualized.
(4) Not annualized.
(5) Per share data are based on average shares outstanding.
(6) Ratios do not reflect expense reductions from certain expense offset arrangements.
(7) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(8) Per share amount was less than $0.01.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Global Value Fund (formerly MFS Global Conservative Equity Fund) and MFS International Core Equity Fund are each a separate, non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Each fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Repurchase Agreements - Each fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The funds require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the year ended July 31, 2002 was as follows:

                                              MFS GLOBAL      MFS INTERNATIONAL
                                              VALUE FUND       CORE EQUITY FUND
-------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                                 $6,751                 $2,835
  Long-term capital gain                            --                     --
                                                  ------                 ------
  Total distributions declared                    $6,751                 $2,835
                                                  ------                 ------

For the year ended July 31, 2001, MFS Global Value Fund and MFS International Core Equity Fund did not have distributions.

As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                              MFS GLOBAL      MFS INTERNATIONAL
                                              VALUE FUND       CORE EQUITY FUND
-------------------------------------------------------------------------------
Undistributed ordinary income                  $  6,856               $  4,715
Capital loss carryforward                      (107,214)              (114,928)
Unrealized loss                                 (95,754)               (93,908)
Other temporary differences                     (68,762)               (72,498)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on the following dates:
                                                         YEAR OF EXPIRATION
                                          TOTAL      --------------------------
                                      CARRYFORWARD       2009          2010
-------------------------------------------------------------------------------
MFS Global Value Fund                    $(107,214)     $(51,819)     $(55,395)
MFS International Core Equity Fund        (114,928)      (50,530)      (64,398)

(3) Transactions with Affiliates
Investment Adviser - Each fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 1.00% of each fund's average daily net assets.

Each fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. Each fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of the fund's average daily net assets. To the extent that the expense reimbursement fee exceeds each fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At January 31, 2003, aggregate unreimbursed expenses amounted to:

              MFS GLOBAL VALUE FUND          MFS INTERNATIONAL CORE EQUITY FUND
-------------------------------------------------------------------------------
                     $74,034                              $94,628

Each fund pays compensation to the Independent Trustees in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - Each fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                    First $2 billion                0.0175%
                    Next $2.5 billion               0.0130%
                    Next $2.5 billion               0.0005%
                    In excess of $7 billion         0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges for the period ended January 31, 2003.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The maximum distribution and service fees for Class A shares are as follows:
                                                  MFS GLOBAL  MFS INTERNATIONAL
                                                  VALUE FUND   CORE EQUITY FUND
-------------------------------------------------------------------------------
                                                     CLASS A            CLASS A
-------------------------------------------------------------------------------
Distribution Fee                                       0.10%              0.10%
Service Fee                                            0.25%              0.25%
                                                       ----               ----
Total Distribution Plan                                0.35%              0.35%

Distribution and service fees under the Class A distribution plan are currently being waived for the MFS Global Value Fund and the MFS International Core Equity Fund.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares of each fund during the six months ended January 31, 2003.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its service as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, were as follows:

                                                MFS GLOBAL   MFS INTERNATIONAL
                                                VALUE FUND    CORE EQUITY FUND
-------------------------------------------------------------------------------
Purchases

Investments (non-U.S. government securities)      $392,167            $485,893

Sales

Investments (non-U.S. government securities)      $348,047            $484,657

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                 MFS GLOBAL   MFS INTERNATIONAL
                                                 VALUE FUND    CORE EQUITY FUND
-------------------------------------------------------------------------------
Aggregate cost                                  $1,304,592          $1,296,677
                                                ----------          ----------
Gross unrealized depreciation                   $ (145,313)         $ (107,641)
Gross unrealized appreciation                       43,587              42,046
                                                ----------          ----------
    Net unrealized depreciation                 $ (101,726)         $  (65,595)
                                                ----------          ----------

(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Global Value Fund

Class A Shares

                                             SIX MONTHS ENDED JANUARY 31, 2003       YEAR ENDED JULY 31, 2002
                                             ---------------------------------      -------------------------
                                                  SHARES         AMOUNT              SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold                                          --         $   --                2,829          $26,000
Shares issued to shareholders in
  reinvestment of distributions                    1,456         11,818                 768            6,750
Shares reacquired                                    --             --                 (109)          (1,004)
                                                   -----        -------               -----          -------
    Net increase                                   1,456        $11,818               3,488          $31,746
                                                   -----        -------               -----          -------

MFS International Core Equity Fund

Class A Shares

                                             SIX MONTHS ENDED JANUARY 31, 2003       YEAR ENDED JULY 31, 2002
                                             ---------------------------------      -------------------------
                                                  SHARES         AMOUNT              SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                          246        $ 2,000               2,861          $24,453
Shares issued to shareholders in
  reinvestment of distributions                      611          4,938                 331            2,835
Shares reacquired                                   (388)        (3,146)                (42)            (348)
                                                   -----        -------               -----          -------
    Net increase                                     469        $ 3,792               3,150          $26,940
                                                   -----        -------               -----          -------

(6) Line of Credit
Each fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to MFS Global Value Fund and MFS International Core Equity Fund for the six months ended January 31, 2003, was $4 and $4, respectively. Each fund had no significant borrowings during the period.

                  --------------------------------------------
             This report is prepared for the general information of
         shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current
                                  prospectus.

MFS(R) GLOBAL VALUE FUND

MFS(R) INTERNATIONAL CORE EQUITY FUND

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INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                           INC XB-SEM-03/03 330